Note 6 Related Party Transactions	3 Months Ended
Mar. 31, 2012
Note 6 Related Party Transactions:
Related Party Transactions Disclosure

6.             Related Party Transactions

The sole shareholder of the Corporate Managing Member made an initial member capital contribution in the Fund of $1,000.  He is also the sole shareholder of TriView Capital Management, Inc., which along with the shareholder and other affiliates, temporarily funded the syndication costs incurred by the Fund.  A variable interest entity relationship existed between the Corporate Managing Member and the Fund until July 7, 2011 when the Fund commenced business.  The Corporate Managing Member redeemed its interest July 31, 2011.

In the normal course of business, the Fund has provided general indemnifications to the Managing Member, its CTA's and others when they act, in good faith, in the best interests of the Fund. The Fund is unable to develop an estimate for future payments resulting from hypothetical claims, but expects the risk of having to make any payments under these indemnifications to be remote.

The Fund pays commissions to the Corporate Managing Member and Futures Investment Company, the introducing broker.  These related parties are 100% and 50%, respectively, owned by Michael Pacult.  Related party commissions and management fees were as follows:

Commissions included in expenses:
	For The Three Months Ended March 31,
	2012	2011

Corporate Managing Member	$ 11,871	$ -
Futures Investment Company	29,807	-
Total related party expenses	$ 41,678	$ -

Commissions included in accrued expenses:
	March 31,	December 31,
	2012	2011

Futures Investment Company	$ 10,950	$ 3,347
Corporate Managing Member	4,073	3,270
Total accrued commissions payable to related parties	$ 15,023	$ 6,617

In the normal course of business, the Fund has provided general indemnifications to the Managing Member, its CTA and others when they act, in good faith, in the best interests of the Fund. The Fund is unable to develop an estimate for future payments resulting from hypothetical claims, but expects the risk of having to make any payments under these indemnifications to be remote.